STOCK CAPITAL (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Amount of shares, Outstanding at beginning of period	11,795,801	11,001,378
Amount of shares, Issued	809,696	794,423
Amount of shares, Outstanding at end of period	12,605,497	11,795,801
Weighted average issue price, Outstanding at beginning of period	$ 0.27	$ 0.27
Weighted average issue price, Issued	$ 0.24	$ 0.26
Weighted average issue price, Outstanding at end of period	$ 0.27	$ 0.27